UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 4757

Smith Barney Sector Series Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY SECTOR SERIES INC. –

SMITH BARNEY HEALTH SCIENCES FUND

FORM N-Q

JANUARY 31, 2005

Smith Barney Health Sciences Fund

Schedule of Investments (unaudited)	January 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 100.2%
Biotechnology - 7.9%
28,929	Amgen Inc. (a)	$1,800,541
5,437	Biogen Idec Inc. (a)	353,187
53,032	Genentech, Inc. (a)	2,530,157
9,842	Genzyme Corp. (a)	572,903

		5,256,788

Healthcare Equipment & Supplies - 11.8%
32,419	Biomet, Inc.	1,377,159
42,449	Boston Scientific Corp. (a)	1,403,364
12,680	C.R. Bard, Inc.	859,704
55,158	Medtronic, Inc.	2,895,243
26,644	Smith & Nephew PLC, Sponsored ADR	1,317,279

		7,852,749

Healthcare Providers & Services - 27.7%
6,993	Aetna Inc.	888,461
43,544	AmerisourceBergen Corp.	2,537,744
24,052	Cardinal Health, Inc.	1,354,609
27,226	CIGNA Corp.	2,184,886
60,115	McKesson Corp.	2,073,366
57,128	Triad Hospitals, Inc. (a)	2,324,538
32,354	UnitedHealth Group Inc.	2,876,271
7,824	Universal Health Services, Inc., Class B Shares	336,745
32,113	WellPoint Inc. (a)	3,901,730

		18,478,350

Pharmaceuticals - 52.8%
105,379	Abbott Laboratories	4,744,163
78,541	Eli Lilly & Co.	4,260,064
38,695	Forest Laboratories, Inc. (a)	1,607,003
116,214	Johnson & Johnson	7,519,046
62,079	Medicis Pharmaceutical Corp., Class A Shares	2,241,052
118,714	Merck & Co. Inc.	3,329,928
129,233	Pfizer Inc.	3,122,269
82,406	Teva Pharmaceutical Industries Ltd., Sponsored ADR	2,367,524
39,889	Watson Pharmaceuticals, Inc. (a)	1,189,889
122,060	Wyeth	4,837,238

		35,218,176

	TOTAL INVESTMENTS - 100.2% (Cost - $64,559,062*)	66,806,063
	Liabilities in Excess of Other Assets - (0.2%)	(160,943)

	TOTAL NET ASSETS - 100.0%	$66,645,120

(a)	Non-income producing security.

*	Agregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedule of Investments.

1

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Health Sciences Fund (“Fund”) is a separate non-diversified investment fund of the Smith Barney Sector Series (“Company”), a Maryland corporation, which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.

The following is a summary of the significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities traded on national securities markets are valued at the closing price in the primary exchange on which they are traded. Securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sale was reported on that date are valued at the mean between the bid and asked prices. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sales price. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Fund Concentration. The Fund normally invests at least 80% of its assets in health sciences related investments. As a result of this concentration policy, the Fund’s investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$8,827,533
Gross unrealized depreciation	(6,580,532)

Net unrealized appreciation	$2,247,001

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney Sector Series Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	March 31, 2005

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	March 31, 2005